Commitments	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Lease [Abstract]
Commitments
COMMITMENTS

As at December 31, 2019, the Corporation had $0.7 million of commitments relating to short-term leases payable within one year (2018 – $3.7 million). Additionally, the Corporation had $74.0 million of letters of credit issued but undrawn as of December 31, 2019 (2018 – $74.2 million). See note 17.

As at December 31, 2019, the Corporation has no commitments to purchase plant, property, equipment, or intangible assets (2018 – $nil).